Income Tax Expense (Details) - MYR (RM)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Income Tax Expense [Abstract]
Domestic income tax	24.00%	24.00%
Unabsorbed tax losses	RM 408,000		RM 50,000
Capital allowances	RM 1,839,000		RM 1,539,000